Note 2 - Summary of Significant Accounting Policies (Details) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended									12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 China, Yuan Renminbi	Dec. 31, 2013 Value-added Taxes [Member] CNY	Dec. 31, 2013 P and C Segment [Member]	Dec. 31, 2011 P and C Segment [Member] CNY	Dec. 31, 2013 Life Segment [Member]	Dec. 31, 2013 Claims Adjusting Segment [Member]	Dec. 31, 2011 Claims Adjusting Segment [Member] CNY	Dec. 31, 2011 Discontinued Operations [Member] CNY	Dec. 31, 2013 Fair Value, Inputs, Level 2 [Member] CNY	Dec. 31, 2012 Fair Value, Inputs, Level 2 [Member] CNY	Dec. 31, 2013 Maximum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Guarantee Deposits		7,034	7,930
Accounts Receivable Individually Reviewed for Collectability Period, Past Due	90 days	90 days
Number of Reportable Segments	3	3
Goodwill Fair Value Inputs Cash Flow Projections Period	5 years	5 years
Fair Value Inputs, Discount Rate							22.00%		25.00%	27.00%
Fair Value Inputs, Long-term Revenue Growth Rate	3.00%	3.00%
Goodwill, Impairment Loss				1,000,705				962,628			38,077
Amortization of Intangible Assets	2,257	13,665	15,285	26,454								326
Impairment of Intangible Assets (Excluding Goodwill)				36,433
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)				20,384
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months		13,057
Finite-Lived Intangible Assets, Amortization Expense, Year Two		8,262
Finite-Lived Intangible Assets, Amortization Expense, Year Three		941
Finite-Lived Intangible Assets, Amortization Expense, Year Four		941
Finite-Lived Intangible Assets, Amortization Expense, Year Five		941
Finite-Lived Intangible Assets, Amortization Expense, after Year Five		1,266
Cost Method Investments Ownership Percentage															20.00%
Accrued Investment Income Receivable		7,561	7,561
Allocated Share-based Compensation Expense		45,317	66,878	57,003
Policy Cancellation Actual Commission and Fee Adjustments as Percentage of Total Commission and Fee Revenues	0.20%	0.20%	0.10%
Excise and Sales Taxes		99,931	99,001	113,447		12,013						4,537
Number of Subsidiaries or Variable Interest Entities that Met VAT Reform Requirements	7	7
Business Acquisition Contingent Arrangements Fair Value			4,500	12,500
Short-term Investments	41,941	253,900	600										253,900	600
Cash and Cash Equivalents Denominated in Reporting Currency		2,262,712	2,484,234
Foreign Currency Exchange Rate, Translation					6.0537
Number of Operating Segments	3	3
Advertising Expense		5,724	5,048	2,188								87